Note 10 - Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of property, plant and equipment [text block]
10	Property, plant and equipment, net

Year ended December 31, 2017	Land and civil buildings	Industrial buildings, plant and production equipment	Vehicles, furniture and fixtures	Work in progress	Spare parts and equipment	Total

Cost
Values at the beginning of the year	599,710	10,034,500	346,486	1,492,572	25,404	12,498,672
Translation differences	5,493	178,598	5,518	284	331	190,224
Additions	63	7,423	1,252	497,423	18,490	524,651
Disposals / Consumptions	(1,293)	(3,966)	(7,319)	(94)	(1,812)	(14,484)
Increase due to business combinations (*)	2,187	5,654	2,444	-	-	10,285
Transfers / Reclassifications	105,901	1,732,376	22,161	(1,823,106)	-	37,332
Values at the end of the year	712,061	11,954,585	370,542	167,079	42,413	13,246,680

Depreciation
Accumulated at the beginning of the year	89,274	6,125,552	281,907	-	-	6,496,733
Translation differences	1,204	114,675	4,959	-	-	120,838
Depreciation charge	9,406	368,850	23,213	-	-	401,469
Transfers / Reclassifications	1,699	7,575	(405)	-	-	8,869
Disposals / Consumptions	(386)	(3,781)	(6,205)	-	-	(10,372)
Accumulated at the end of the year	101,197	6,612,871	303,469	-	-	7,017,537
At December 31, 2017	610,864	5,341,714	67,073	167,079	42,413	6,229,143

Year ended December 31, 2016	Land and civil buildings	Industrial buildings, plant and production equipment	Vehicles, furniture and fixtures	Work in progress	Spare parts and equipment	Total

Cost
Values at the beginning of the year	609,190	9,683,181	340,835	1,219,369	18,330	11,870,905
Translation differences	2,601	6,737	2,445	2,644	53	14,480
Additions	639	1,384	784	750,038	4,650	757,495
Disposals / Consumptions	(2,296)	(26,073)	(10,751)	(4,850)	(2,494)	(46,464)
Transfer to assets held for sale	(34,849)	(61,380)	(1,103)	(1,407)	(177)	(98,916)
Transfers / Reclassifications	24,425	430,651	14,276	(473,222)	5,042	1,172
Values at the end of the year	599,710	10,034,500	346,486	1,492,572	25,404	12,498,672

Depreciation
Accumulated at the beginning of the year	88,270	5,844,657	265,487	-	231	6,198,645
Translation differences	508	(3,318)	1,831	-	(20)	(999)
Depreciation charge	9,621	359,516	24,260	-	533	393,930
Transfers / Reclassifications	(160)	(3,328)	-	-	(744)	(4,232)
Transfer to assets held for sale	(8,552)	(47,928)	(966)	-	-	(57,446)
Disposals / Consumptions	(413)	(24,047)	(8,705)	-	-	(33,165)
Accumulated at the end of the year	89,274	6,125,552	281,907	-	-	6,496,733
At December 31, 2016	510,436	3,908,948	64,579	1,492,572	25,404	6,001,939

Property, plant and equipment include capitalized interests for net amounts at
December 31, 2017
and
2016
of
$39.5
million and
$25.4
million, respectively. The average capitalization interest rates applied were
1.97%
during
2017
and
1.28%
during
2016.

(*) Related to Garrett LLC acquisition, see Note
26.